Goodwill And Analysis Of Goodwill Impairment, Disclosure Of Goodwill Allocated To Cash Generating Units Explanatory (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	$ 7,170	$ 25	$ 7,441	$ 7,674
United States [member]
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	5,894		6,176
Mexico [member]
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	416		359
United Kingdom [member]
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	279		259
France [member]
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	220		194
Colombia [member]
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	136		220
Other Countries [member]
Disclosure Of Goodwill Allocated To Cash Generating Units [Line Items]
Goodwill	$ 225		$ 233